SUPPLEMENT

dated December 22, 2017 to the

PROSPECTUS

dated May 31, 2017, as amended June 21, 2017, and

as supplemented October 17, 2017 and October 24, 2017

The Yorktown Funds

(Class A, Class L and Institutional Class Shares)

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Growth Fund – Management – Portfolio Managers” on page 7 of the Prospectus:

“David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in 1985. David M. Basten, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2005. Brentz East, Securities Analyst, has acted as Portfolio Manager to the Fund since 2011.”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Capital Income Fund – Management – Portfolio Managers” on page 15 of the Prospectus:

“David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in July 2004. David M. Basten, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2005. Brentz East, Securities Analyst, has acted as Portfolio Manager to the Fund since 2011.”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Short Term Bond Fund – Management – Portfolio Managers” on page 23 of the Prospectus:

“David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in 1997. David M. Basten, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2005. Michael Dixon, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2012.”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Multi-Asset Income Fund – Fees and Expenses” on pages 24-26 of the Prospectus:

“Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page 74 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
	Class A APIUX		Class L AFFIX	Institutional Class APIIX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%		None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00	%(1)	None	None
Maximum Account fee (for accounts under $500)	$25/yr		$25/yr	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
	Class A APIUX	Class L AFFIX	Institutional Class APIIX
Management Fee	0.40%	0.40%	0.40%
Distribution/Service (12b-1 Fees)	0.50%	1.00%	0.00%
Other Expenses	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses(2)	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses(3)	1.17%	1.67%	0.67%

(1)	Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.
(2)	“Acquired Fund Fees and Expenses” have been restated to reflect current fees and expenses.
(3)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (APIUX) Shares:	$687	$925	$1,182	$1,914

	1 Year	3 Years	5 Years	10 Years
Class L (AFFIX) Shares:	$170	$526	$907	$1,976

	1 Year	3 Years	5 Years	10 Years
Institutional Class (APIIX) Shares:	$68	$214	$373	$835

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2017, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.”

The following information replaces in its entirety the second paragraph appearing under the headings “Section 1 – Fund Summaries – Yorktown Multi-Asset Income Fund – Principal Investment Strategies” and “Section 2 – Additional Information About Investment Strategies and Related Risks – Investment Objectives and Strategies of each Fund” on pages 26 and 60, respectively, of the Prospectus:

“The Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Income Fund may invest in debt securities, including U.S. Government securities, corporate bonds and structured notes; common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by investment companies affiliated with the Adviser; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; and other instruments.”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Multi-Asset Income Fund – Principal Investment Risks” on pages 27-28 of the Prospectus:

“General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end investment company involves the risk that the value of shares of the investment company will go up and down in response to changes in the value of its portfolio holdings. In addition, the Fund will indirectly bear the fees and expenses of the underlying investment company.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Real Estate Investment Trusts. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Multi-Asset Income Fund – Management – Portfolio Managers” on page 31 of the Prospectus:

“David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in 1997. David M. Basten, Portfolio Manager, has served as Portfolio Manager to the Fund since 2005. Michael Dixon, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2012.”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Master Allocation Fund – Management – Portfolio Managers” on page 41 of the Prospectus:

“David D. Basten, President and Chief Investment Officer, and David M. Basten, Portfolio Manager, have served as Portfolio Managers to the Fund since its inception in March 2009. Brentz East, Securities Analyst, has acted as Portfolio Manager to the Fund since 2011.”

The following information replaces in its entirety the information appearing under the heading “Section 2 – Additional Information About Investment Strategies and Related Risks – Principal Investment Risks – Investment Company Risk” on pages 64-65 of the Prospectus:

“Investment Company Risk. Other than Short Term Bond Fund, each Fund invests in a number of Underlying Funds. For Multi-Asset Income Fund, Underlying Funds are limited to investment companies affiliated with the Adviser. Any investment in an open-end or closed-end investment company involves investment risk. The value of shares of an Underlying Fund will go up and down in response to changes in the value of its portfolio holdings. The value of equity securities held by an Underlying Fund rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities held by an Underlying Fund are vulnerable to credit risk and interest rate fluctuations. When interest rates rise, the price of debt securities falls. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms.

For Funds other than Multi-Asset Income Fund, none of the Underlying Funds (except Yorktown Funds) are or will be affiliated with the Funds or their Adviser. Therefore, investment decisions by the investment advisers of the Underlying Funds are made independently of the Funds and the Funds’ Adviser. The investment adviser of one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another Underlying Fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

Some of the Underlying Funds also could incur more risks than others. For example, they may trade their portfolios more actively (which results in higher brokerage costs) or invest in companies whose securities are more volatile. In addition, they may engage in investment practices that entail greater risks. In particular, the Underlying Funds may: invest in securities of foreign issuers, including securities of emerging markets, which may be more volatile and less liquid than other securities; invest in illiquid securities; invest in warrants; lend their portfolio securities; sell securities short; borrow money for investment purposes; invest 25% or more of their total assets in one industry; and enter into options, futures and forward currency contracts.

Investing in the Funds also involves certain additional expenses and certain tax consequences that would not be present in a direct investment in the Underlying Funds. You should recognize that you may invest directly in the Underlying Funds and that, by investing in the Underlying Funds indirectly through a Fund, you will bear not only your proportionate share of the expenses of a Fund (including operating costs and investment advisory and administrative fees) but also indirectly similar expenses of the Underlying Funds. When an Index Security or Enhanced Index Product is an investment company security, these risks also apply.”

The following information replaces in its entirety the second paragraph appearing under the heading “Section 3 – Who Manages Your Money – The Investment Adviser” on page 69 of the Prospectus:

“The Adviser has served as the investment adviser to each Fund since its inception. The Adviser was organized in 1984 and is controlled by David D. Basten. The Portfolio Managers of each Fund are responsible for the day-to-day management of each Fund’s portfolio.”

The following information replaces in its entirety the section appearing under the heading “Section 3 – Who Manages Your Money – The Portfolio Managers – All Funds except the Small Cap and Mid Cap Funds” on page 71 of the Prospectus:

“Mr. David D. Basten is the Adviser’s Chief Investment Officer and a portfolio manager for the Trust, having served in that capacity since commencement of each Fund’s operations. Mr. David D. Basten is President and Director of the Adviser, Managing Partner of Waimed Enterprises, LLC and partner of Downtown Enterprises.

Mr. David M. Basten has served as portfolio manager since 2005 and prior to that held various positions at the Adviser, including as a securities analyst.

Growth Fund, Capital Income Fund, Master Allocation Fund

In addition to Mr. David D. Basten and Mr. David M. Basten, Mrs. Brentz East serves as portfolio manager on the Growth Fund, Capital Income Fund and the Master Allocation Fund. Mrs. East has served as portfolio manager since 2011 and prior to that held various positions at the Adviser, including as a securities analyst.

Short Term Bond Fund and Multi-Asset Income Fund

In addition to Mr. David D. Basten and Mr. David M. Basten, Mr. Michael Dixon serves as portfolio manager on the Short Term Bond Fund and Multi-Asset Income Fund. Mr. Michael Dixon has served as portfolio manager since 2012 and prior to that was an account manager with the investment advisory firm Flippin, Bruce, & Porter, Inc., from May 2002 to 2012. Mr. Dixon has over fifteen years of experience in the financial services industry.”

SUPPLEMENT

dated December 22, 2017 to the

PROSPECTUS

dated May 31, 2017, of

Yorktown Multi-Asset Income Fund

(Class C Shares)

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Multi-Asset Income Fund – Fees and Expenses” on pages 1-2 of the Prospectus:

“Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Class C AFFCX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00	%(1)
Maximum Account fee (for accounts under $500)	$25/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Class C AFFCX
Management Fee	0.40%
Distribution/Service (12b-1 Fees)	1.00%
Other Expenses	0.23%
Acquired Fund Fees and Expenses(2)	0.04%

Total Annual Fund Operating Expenses (3)	1.67%

(1)	Shares are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 13 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by the Distributor.
(2)	“Acquired Fund Fees and Expenses” have been restated to reflect current fees and expenses.
(3)	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class C (AFFIX) Shares:	$170	$526	$907	$1,976

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The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2017, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.”

The following information replaces in its entirety the second paragraph appearing under the headings “Section 1 – Fund Summaries – Yorktown Multi-Asset Income Fund – Principal Investment Strategies” and “Section 2 – Additional Information About Investment Strategies and Related Risks – Investment Objectives and Strategies of each Fund” on pages 2 and 9, respectively, of the Prospectus:

“The Adviser exercises a flexible strategy in the selection of investments and is not limited by investment style or asset class. The Income Fund may invest in debt securities, including U.S. Government securities, corporate bonds and structured notes; common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock and securities issued through private placements; securities issued by investment companies affiliated with the Adviser; real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; and other instruments.”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Multi-Asset Income Fund – Principal Investment Risks” on pages 3-5 of the Prospectus:

“General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Investment Company Risk. Any investment in an open-end investment company involves the risk that the value of shares of the investment company will go up and down in response to changes in the value of its portfolio holdings. In addition, the Fund will indirectly bear the fees and expenses of the underlying investment company.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

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Foreign Securities Risk. The Fund’s direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries.

Small-Cap Company Risk. The Fund’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies.

Real Estate Investment Trusts. Investments in real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein expose the Fund to risks similar to investing directly in real estate and the value of these investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Multi-Asset Income Fund – Management – Portfolio Managers” on page 7 of the Prospectus:

“David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in 1997. David M. Basten, Portfolio Manager, has served as Portfolio Manager to the Fund since 2005. Michael Dixon, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2012.”

The following information replaces in its entirety the information appearing under the heading “Section 2 – Additional Information About Investment Strategies and Related Risks – Principal Investment Risks – Investment Company Risk” on pages 9-10 of the Prospectus:

“Investment Company Risk. Any investment in an open-end or closed-end investment company involves risk and, although the Fund invests in investment companies affiliated with the Adviser, this practice does not eliminate investment risk. The value of shares of investment companies will go up and down in response to changes in the value of its portfolio holdings. The value of equity securities held by investment companies rises and falls in response to many factors, including the historical and prospective earnings of

3

the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities held by investment companies are vulnerable to credit risk and interest rate fluctuations. When interest rates rise, the price of debt securities falls. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms.

Some of the investment companies also could incur more risks than others. For example, they may trade their portfolios more actively (which results in higher brokerage costs) or invest in companies whose securities are more volatile. In addition, they may engage in investment practices that entail greater risks. In particular, the investment companies may: invest in securities of foreign issuers, including securities of emerging markets, which may be more volatile and less liquid than other securities; invest in illiquid securities; invest in warrants; lend their portfolio securities; sell securities short; borrow money for investment purposes; invest 25% or more of their total assets in one industry; and enter into options, futures and forward currency contracts.

Investing in the Fund also involves certain additional expenses and certain tax consequences that would not be present in a direct investment in other investment companies. You should recognize that you may invest directly in the investment companies and that, by investing in the investment companies indirectly through a Fund, you will bear not only your proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also indirectly similar expenses of the investment companies.”

The following information replaces in its entirety the second paragraph appearing under the heading “Section 3 – Who Manages Your Money – The Investment Adviser” on page 15 of the Prospectus:

“The Adviser has served as the investment adviser to each Fund since its inception. The Adviser was organized in 1984 and is controlled by David D. Basten. The Portfolio Managers of each Fund are responsible for the day-to-day management of each Fund’s portfolio.”

The following information replaces in its entirety the section appearing under the heading “Section 3 – Who Manages Your Money – The Portfolio Managers” on page 15 of the Prospectus:

“Mr. David D. Basten is the Adviser’s Chief Investment Officer and a portfolio manager for the Trust, having served in that capacity since commencement of the Fund’s operations. Mr. David D. Basten is President and Director of the Adviser, Managing Partner of Waimed Enterprises, LLC and partner of Downtown Enterprises.

Mr. David M. Basten has served as portfolio manager since 2005 and prior to that held various positions at the Adviser, including as a securities analyst.

Mr. Michael Dixon has served as portfolio manager since 2012 and prior to that was an account manager with the investment advisory firm Flippin, Bruce, & Porter, Inc., from May, 2002 to 2012. Mr. Dixon has over fifteen years of experience in the financial services industry.

A discussion of the basis for the March 29, 2017 decision of the Board to approve the investment advisory agreements with the Adviser is available in the Trust’s Statement of Additional Information, dated May 31, 2017 and the Semi-Annual Report to Shareholders, dated July 30, 2017.”

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